SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 120.9%
	COMMUNICATIONS — 1.4%
1,200	Glu Mobile, Inc.*	$14,976
23,781	RigNet, Inc.*	207,370
		222,346
	CONSUMER DISCRETIONARY — 1.0%
2,377	Extended Stay America, Inc.	46,946
5,276	Michaels Cos., Inc.*	115,755
		162,701
	CONSUMER STAPLES — 1.2%
10,059	Aphria, Inc.*,1	184,784
	FINANCIALS — 31.3%
3,577	Athene Holding Ltd. - Class A*,1	180,281
19,000	CIT Group, Inc.	978,690
801	FBL Financial Group, Inc. - Class A	44,792
938	Protective Insurance Corp. - Class A	21,527
27,394	Protective Insurance Corp. - Class B	626,501
1	Ready Capital Corp. - REIT	13
5,218	Severn Bancorp, Inc.	63,138
30,302	Standard AVB Financial Corp.[2]	989,360
26,326	TCF Financial Corp.	1,223,106
3,407	Waddell & Reed Financial, Inc. - Class A	85,345
4,168	Watford Holdings Ltd.*,1	144,254
11,516	WSFS Financial Corp.	573,382
		4,930,389
	HEALTH CARE — 40.4%
14,103	Five Prime Therapeutics, Inc.*	531,260
30,001	GenMark Diagnostics, Inc.*	717,024
14,600	GW Pharmaceuticals PLC - ADR*,1,2	3,166,740
9,446	Magellan Health, Inc.*	880,745
9,447	Pandion Therapeutics, Inc.*	567,292
3,235	PRA Health Sciences, Inc.*	496,023
		6,359,084
	INDUSTRIALS — 13.3%
32,874	HMS Holdings Corp.*,2	1,215,516
20,000	Navistar International Corp.*	880,600
		2,096,116
	TECHNOLOGY — 32.3%
41,716	Cardtronics PLC - Class A*,1	1,618,581
14,315	NIC, Inc.	485,708
11,000	RealPage, Inc.*,2	959,200

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
50,000	Slack Technologies, Inc. - Class A*,2	$2,031,500
		5,094,989
	UTILITIES — 0.0%
100	PNM Resources, Inc.	4,905
	TOTAL COMMON STOCKS
	(Cost $18,940,923)	19,055,314

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$387,863	UMB Money Market Fiduciary, 0.01%[3]	387,863
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $387,863)	387,863
	TOTAL INVESTMENTS — 123.4%
	(Cost $19,328,786)	19,443,177
	Liabilities in Excess of Other Assets — (23.4)%	(3,687,666)
	TOTAL NET ASSETS — 100.0%	$15,755,511

Number of Shares
	SECURITIES SOLD SHORT — (29.6)%
	COMMON STOCKS — (29.6)%
	CONSUMER STAPLES — (1.2)%
(8,430)	Tilray, Inc.*	(191,614)
	FINANCIALS — (19.4)%
(4,110)	Apollo Global Management, Inc.	(193,211)
(12,795)	Bryn Mawr Bank Corp.	(582,300)
(1,178)	First Citizens BancShares, Inc. - Class A	(984,537)
(79,055)	Huntington Bancshares, Inc.	(1,242,745)
(3,239)	Shore Bancshares, Inc.	(55,128)
		(3,057,921)
	HEALTH CARE — (2.4)%
(1,334)	ICON PLC*,1	(261,958)
(730)	Jazz Pharmaceuticals PLC*,1	(119,990)
		(381,948)
	TECHNOLOGY — (6.6)%
(3,880)	salesforce.com, Inc.*	(822,055)

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(4,386)	Viasat, Inc.*	$(210,835)
		(1,032,890)
	TOTAL COMMON STOCKS
	(Proceeds $4,579,304)	(4,664,373)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,579,304)	$(4,664,373)

REIT – Real Estate Investment Trusts
ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,045,965, which represents 51.1% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.